Stockholders' Equity	12 Months Ended
Dec. 31, 2020
Stockholders' Equity Attributable to Parent [Abstract]
Stockholders' Equity
Note 13—Stockholders’ Equity
Common stock
—In May 2020, the Company completed a public offering (the “May 2020 Offering”) of an aggregate of 888,888 shares of common stock, together with accompanying warrants to purchase up to an aggregate of 888,888 shares of common stock, at a public offering price of $11.25 per share and accompanying warrant. Each share of common stock was sold in the offering with one warrant to purchase one share of common stock. The warrants have an exercise price of $11.25 per share, are immediately exercisable, and expire five years following the date of issuance. Placement agent warrants were issued to purchase up to an aggregate of 62,222 shares of common stock, are immediately exercisable for an exercise price of $14.0625, and expire five years following the date of issuance. The Company received approximately $8.7 million in net proceeds, after deducting placement agent’s fees and other offering expenses of $1.3 million payable by it.
The warrants and placement agent warrants were valued at an aggregate $3.5 million using the Black-Scholes option pricing model based on the following assumptions; expected volatility 59.86%, risk-free interest rate 0.34%, expected dividend yield 0.00% and an expected term of 2.5 years.
In June 2020, the Company issued 73,506 shares of common stock in connection with the exercise of warrants issued in the May 2020 Offering.
At December 31, 2020, the Company had 815,382 shares and 62,222 shares of common stock reserved for issuance pursuant to the warrants and placement agent’s warrants, respectively, issued by the Company in the May 2020 Offering, at an exercise price of $11.25 per share and $14.0625 per share, respectively.

In August 2020, the Company completed another public offering (the “August 2020 Offering”) of an aggregate of 1,371,429 shares of common stock, together with accompanying warrants to purchase up to an aggregate of 1,371,429 shares of common stock, at a public offering price of $8.75 per share and accompanying warrant. Each share of common stock was sold in the offering with one warrant to purchase one share of common stock. The warrants have an exercise price of $8.75 per share, are immediately exercisable, and expire five years following the date of issuance. Placement agent warrants were issued to purchase up to an aggregate of 96,000 shares of common stock, are immediately exercisable for an exercise price of $10.9375, and expire five years following the date of issuance. The Company received approximately $10.4 million in net proceeds, after deducting placement agent’s fees and other estimated offering expenses of $1.6 million payable by it.
The warrants and placement agent warrants were valued at an aggregate $4.0 million using the Black-Scholes option pricing model based on the following assumptions; expected volatility 59.72%, risk-free interest rate 0.17%, expected dividend yield 0.00% and an expected term of 2.5 years.
At December 31, 2020, the Company had 1,371,429 shares and 96,000 shares of common stock reserved for issuance pursuant to the warrants and placement agent’s warrants, respectively, issued by the Company in the August 2020 Offering, at an exercise price of $8.75 per share and $10.9375 per share, respectively.
Preferred stock
—At December 31, 2020 and 2019, the Company has no shares of preferred stock outstanding.